Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.5%
	AUSTRIA — 1.1%
24,500	Erste Group Bank A.G.*	$830,937
	CANADA — 4.0%
71,300	Cameco Corp.	1,182,376
22,000	Magna International, Inc.	1,936,880
		3,119,256
	FRANCE — 7.4%
10,400	Dassault Systemes S.E.	2,224,651
3,150	LVMH Moet Hennessy Louis Vuitton S.E.	2,098,645
32,646	TOTAL S.A.	1,522,804
		5,846,100
	GERMANY — 3.7%
21,678	Nemetschek S.E.	1,382,999
12,500	Symrise A.G.	1,515,773
		2,898,772
	HONG KONG — 2.1%
133,000	AIA Group Ltd.	1,613,293
	IRELAND — 2.1%
14,200	Medtronic PLC	1,677,446
	JAPAN — 15.0%
6,300	FANUC Corp.	1,489,867
12,400	Hoshizaki Corp.	1,106,453
44,100	KDDI Corp.	1,352,174
69,200	Kubota Corp.	1,574,617
47,900	Marui Group Co., Ltd.	899,382
115,300	Mitsubishi UFJ Financial Group, Inc.	616,148
14,300	Nidec Corp.	1,735,114
14,000	Otsuka Holdings Co., Ltd.	592,621
23,000	Sony Corp.	2,408,535
		11,774,911
	KOREA (REPUBLIC OF-SOUTH) — 3.4%
42,000	Samsung Electronics Co., Ltd.	2,709,079
	NETHERLANDS — 1.5%
11,400	Heineken N.V.	1,171,418

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 2.0%
75,020	DBS Group Holdings Ltd.	$1,605,580
	SWEDEN — 1.5%
40,800	Assa Abloy A.B. - Class B	1,172,588
	SWITZERLAND — 4.7%
20,800	Alcon, Inc.*	1,456,352
7,200	Chubb Ltd.	1,137,384
12,700	Novartis A.G.	1,085,251
		3,678,987
	UNITED KINGDOM — 2.0%
87,600	GlaxoSmithKline PLC	1,555,401
	UNITED STATES — 45.0%
4,700	Adobe, Inc.*	2,234,239
7,800	Amgen, Inc.	1,940,718
31,400	Axalta Coating Systems Ltd.*	928,812
46,700	Bank of America Corp.	1,806,823
27,100	Carnival PLC	592,322
26,300	Coca-Cola Co.	1,386,273
9,200	Danaher Corp.	2,070,736
6,500	General Dynamics Corp.	1,180,140
26,800	Lennar Corp. - Class A	2,712,964
7,600	Martin Marietta Materials, Inc.	2,552,232
15,700	Microchip Technology, Inc.	2,436,954
12,000	Microsoft Corp.	2,829,240
17,200	Oshkosh Corp.	2,040,952
7,100	PayPal Holdings, Inc.*	1,724,164
17,600	Penske Automotive Group, Inc.	1,412,224
9,600	Procter & Gamble Co.	1,300,128
13,500	QUALCOMM, Inc.	1,789,965
16,100	RPM International, Inc.	1,478,785
31,500	Twitter, Inc.*	2,004,345
16,200	Walgreens Boots Alliance, Inc.	889,380
		35,311,396
	Total Common Stocks
	(Cost $49,835,211)	74,965,164

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.3%
$3,395,833	UMB Money Market Fiduciary, 0.01%[1]	$3,395,833
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,395,833)	3,395,833
	TOTAL INVESTMENTS — 99.8%
	(Cost $53,231,044)	78,360,997
	Other Assets in Excess of Liabilities — 0.2%	143,635
	TOTAL NET ASSETS — 100.0%	$78,504,632

PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.